SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	December 31,	December 31,
	2025	2024
Term deposits	$1,914,901	$4,150,487
RSTICs	656,567	763,895
	$2,571,468	$4,914,382